UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-04760

DWS Advisor Funds

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 03/31

Date of reporting period:12/31/08

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of December 31, 2008 (Unaudited)

DWS Lifecycle Long Range Fund

	Shares	Value ($)

Common Stocks 59.3%
Consumer Discretionary 5.8%
Auto Components 0.4%
Aisin Seiki Co., Ltd.	100	1,419
Bridgestone Corp.	400	6,007
Compagnie Generale des Etablissements Michelin "B"	157	8,232
Continental AG	138	5,639
Denso Corp.	300	4,991
Fuel Systems Solutions, Inc.*	2,600	85,176
Johnson Controls, Inc.	73,300	1,331,128
Magna International, Inc. "A"	500	14,885
Nokian Renkaat Oyj	135	1,514

Stoneridge, Inc.*	9,300	42,408
Toyota Industries Corp.	200	4,285
TRW Automotive Holdings Corp.*	63,800	229,680
WABCO Holdings, Inc.	10,882	171,827

		1,907,191
Automobiles 0.1%
Bayerische Motoren Werke (BMW) AG	657	20,195
Daimler AG (Registered)	823	31,271
Fiat SpA	6,559	42,765
Honda Motor Co., Ltd.	1,100	23,856
Isuzu Motors Ltd.	1,000	1,283
Mitsubishi Motors Corp.*	3,000	4,118
Nissan Motor Co., Ltd.	1,400	5,071
PSA Peugeot Citroen	169	2,882
Renault SA	194	5,060
Suzuki Motor Corp.	200	2,765
Toyota Motor Corp.	1,700	55,646
Volkswagen AG	122	42,738

		237,650
Distributors 0.4%
Genuine Parts Co.	45,500	1,722,630
Li & Fung Ltd.	26,000	44,858

		1,767,488
Hotels Restaurants & Leisure 1.3%
Accor SA	229	11,269
Burger King Holdings, Inc.	24,200	577,896
California Pizza Kitchen, Inc.*	10,500	112,560
Carnival PLC	221	4,815
CEC Entertainment, Inc.*	6,600	160,050
Compass Group PLC	2,937	14,575
Cracker Barrel Old Country Store, Inc.	3,000	61,770
Crown Ltd.	9,941	41,614
InterContinental Hotel Group PLC	373	3,035
Lottomatica SpA	479	11,827
McDonald's Corp.	40,022	2,488,968
P.F. Chang's China Bistro, Inc.*	9,700	203,118
Panera Bread Co. "A"*	8,500	444,040
Shangri-La Asia Ltd.	18,000	20,804
Sodexo	129	7,139
TABCORP Holdings Ltd.	9,702	47,492
Tatts Group Ltd.	21,766	42,521
TUI AG	232	2,646
Whitbread PLC	338	4,471
WMS Industries, Inc.*	8,700	234,030
Yum! Brands, Inc.	37,800	1,190,700

		5,685,340
Household Durables 0.4%
Electrolux AB "B"	1,200	10,321
Harman International Industries, Inc.	33,900	567,147
Husqvarna AB "B"	1,300	6,888
Meritage Homes Corp.*	7,300	88,841
Newell Rubbermaid, Inc.	30,700	300,246
NVR, Inc.*	700	319,375
Panasonic Corp.	1,000	12,530

Persimmon PLC	383	1,278
Ryland Group, Inc.	5,300	93,651
Sekisui House Ltd.	1,000	8,753
Sharp Corp.	1,000	7,169
Sony Corp.	600	13,044
Tupperware Brands Corp.	4,600	104,420

		1,533,663
Internet & Catalog Retail 0.0%
Home Retail Group PLC	1,046	3,208
PetMed Express, Inc.*	8,800	155,144

		158,352
Media 1.7%
British Sky Broadcasting Group PLC	1,807	12,573
Comcast Corp. "A"	161,900	2,732,872
DISH Network Corp. "A"*	11,394	126,359
Fairfax Media Ltd.	24,491	28,099
Gestevision Telecinco SA	500	5,327
ITV PLC	4,753	2,725
Lagardere SCA	166	6,738
Liberty Media Corp. - Entertainment "A"*	87,000	1,520,760
Marvel Entertainment, Inc.*	8,600	264,450
McGraw-Hill Companies, Inc.	9,400	217,986
Mediaset SpA	6,937	39,616
Modern Times Group MTG AB "B"	250	5,431
Morningstar, Inc.*	3,157	112,074
National CineMedia, Inc.	5,200	52,728
Pearson PLC	966	8,965
Publicis Groupe	212	5,457
Reed Elsevier NV	4,876	57,449
Reed Elsevier PLC	2,143	15,620
Seat Pagine Gialle SpA*	27,435	2,263
SES "A" (FDR)	261	5,024
Shaw Communications, Inc. "B"	2,300	40,262
Singapore Press Holdings Ltd.	106,000	229,525
The DIRECTV Group, Inc.*	14,447	330,981
Thomson Reuters Corp.	2,400	69,210
Thomson Reuters PLC	202	4,468
Time Warner, Inc.	114,600	1,152,876
United Business Media Ltd.	550	4,049
Vivendi	1,187	38,646
Wolters Kluwer NV	2,435	45,987
WPP PLC	1,283	7,479
Yellow Pages Income Fund (Unit)	600	3,280

		7,149,279
Multiline Retail 0.5%
Big Lots, Inc.*	37,100	537,579
Canadian Tire Corp., Ltd. "A"	200	7,039
Family Dollar Stores, Inc.	57,400	1,496,418
Marks & Spencer Group PLC	1,707	5,313
Next PLC	252	3,946
PPR	86	5,618

		2,055,913
Specialty Retail 0.7%
AutoZone, Inc.*	2,400	334,728

Barnes & Noble, Inc.	45,900	688,500
Children's Place Retail Stores, Inc.*	8,300	179,944
Esprit Holdings Ltd.	11,500	65,550
Foot Locker, Inc.	33,100	242,954
Guess?, Inc.	12,800	196,480
Gymboree Corp.*	3,900	101,751
Hennes & Mauritz AB "B"	2,150	84,014
Hot Topic, Inc.*	27,300	253,071
Industria de Diseno Textil SA	3,180	140,560
Kingfisher PLC	2,909	5,689
Rent-A-Center, Inc.*	13,000	229,450
The Buckle, Inc.	7,650	166,923
Tractor Supply Co.*	6,300	227,682
Yamada Denki Co., Ltd.	70	4,860

		2,922,156
Textiles, Apparel & Luxury Goods 0.3%
Adidas AG	193	7,423
Billabong International Ltd.	200	1,118
Burberry Group PLC	630	2,021
Carter's, Inc.*	7,100	136,746
Christian Dior SA	168	9,476
Compagnie Financiere Richemont SA "A"	4,018	78,008
Gildan Activewear, Inc.*	600	6,897
Hermes International	82	11,454
Luxottica Group SpA	740	13,228
LVMH Moet Hennessy Louis Vuitton SA	250	16,796
Phillips-Van Heusen Corp.	23,600	475,068
Steven Madden Ltd.*	8,500	181,220
Swatch Group AG (Bearer)	226	31,569
Swatch Group AG (Registered)	506	13,833
The Warnaco Group, Inc.*	7,600	149,188

		1,134,045
Consumer Staples 6.8%
Beverages 0.1%
Anheuser-Busch InBev NV	2,032	47,110
Asahi Breweries Ltd.	700	12,047
Boston Beer Co., Inc. "A"*	1,100	31,240
Carlsberg AS "B"	10,235	336,025
Coca-Cola Amatil Ltd.	1,082	6,993
Diageo PLC	2,872	39,951
Foster's Group Ltd.	6,329	24,349
Heineken NV	556	17,082
Kirin Holdings Co., Ltd.	1,000	13,182
Pernod Ricard SA	372	27,586
SABMiller PLC	1,041	17,528

		573,093
Food & Staples Retailing 2.3%
Aeon Co., Ltd.	1,700	17,028
Carrefour SA	1,176	45,162
Casino Guichard-Perrachon SA	123	9,353
Colruyt SA	122	26,128
Delhaize Group	731	45,105
George Weston Ltd.	400	19,425
J Sainsbury PLC	1,965	9,344

Kesko Oyj "B"	199	4,987
Koninklijke Ahold NV	3,447	42,365
Kroger Co.	87,337	2,306,570
Lawson, Inc.	200	11,534
Loblaw Companies Ltd.	700	19,829
Metro AG	1,069	43,330
Metro, Inc. "A"	600	17,983
Olam International Ltd.	3,000	2,417
Pantry, Inc.*	3,500	75,075
Seven & I Holdings Co., Ltd.	9,800	335,745
Shoppers Drug Mart Corp.	1,800	70,061
Susser Holdings Corp.*	1,700	22,593
Sysco Corp.	116,133	2,664,091
Tesco PLC	8,774	45,712
Wal-Mart Stores, Inc.	68,214	3,824,077
Wesfarmers Ltd.	1,881	23,753
Wesfarmers Ltd. (PPS)	246	3,108
William Morrison Supermarkets PLC	2,064	8,371
Woolworths Ltd.	3,605	67,262

		9,760,408
Food Products 2.2%
Ajinomoto Co., Inc.	1,000	10,894
Archer-Daniels-Midland Co.	60,900	1,755,747
Aryzta AG*	119	3,811
Bunge Ltd.	59,000	3,054,430
Cadbury PLC	1,536	13,446
Danisco AS	850	34,644
Darling International, Inc.*	44,700	245,403
Dean Foods Co.*	14,500	260,565
Diamond Foods, Inc.	2,500	50,375
Fresh Del Monte Produce, Inc.*	10,400	233,168
General Mills, Inc.	17,000	1,032,750
Golden Agri-Resources Ltd.	11,000	1,831
Groupe DANONE	864	52,147
H.J. Heinz Co.	28,684	1,078,518
Kerry Group PLC "A"	4,884	89,765
Nestle SA (Registered)	23,546	928,008
Nissin Foods Holdings Co., Ltd.	200	7,015
Parmalat SpA	4,471	7,328
Ralcorp Holdings, Inc.*	1,300	75,920
Saputo, Inc.	1,500	26,938
Tate & Lyle PLC	684	3,973
TreeHouse Foods, Inc.*	1,400	38,136
Unilever NV (CVA)	4,397	106,540
Unilever PLC	1,440	32,725
Wilmar International Ltd.	2,000	3,915

		9,147,992
Household Products 1.3%
Henkel AG & Co. KGaA	797	21,132
Kao Corp.	1,000	30,283
Procter & Gamble Co.	90,041	5,566,335
Reckitt Benckiser Group PLC	433	16,131
Unicharm Corp.	100	7,559

		5,641,440

Personal Products 0.2%
Beiersdorf AG	812	48,306
Chattem, Inc.*	400	28,612
Herbalife Ltd.	37,500	813,000
L'Oreal SA	505	43,883
Nu Skin Enterprises, Inc. "A"	9,900	103,257
Shiseido Co., Ltd.	1,000	20,471

		1,057,529
Tobacco 0.7%
Altria Group, Inc.	54,764	824,746
British American Tobacco PLC	2,470	64,179
Imperial Tobacco Group PLC	14,263	381,009
Japan Tobacco, Inc.	144	476,842
Philip Morris International, Inc.	22,721	988,591
Swedish Match AB	10,105	144,654

		2,880,021
Energy 7.1%
Energy Equipment & Services 0.5%
Aker Solutions ASA	1,050	6,942
AMEC PLC	22,603	161,329
Compagnie Generale de Geophysique-Veritas*	126	1,881
Complete Production Services, Inc.*	14,600	118,990
Fugro NV (CVA)	1,590	45,648
ION Geophysical Corp.*	74,200	254,506
Oil States International, Inc.*	33,700	629,853
Petroleum Geo-Services ASA*	950	3,877
PHI, Inc. (Non Voting)*	1,200	16,812
Prosafe SE*	500	1,906
RPC, Inc.	10,500	102,480
Saipem SpA	12,798	214,896
SBM Offshore NV	3,735	48,944
Seadrill Ltd.	700	5,706
Superior Well Services, Inc.*	2,100	21,000
Technip SA	115	3,523
Tenaris SA	591	6,111
Transocean Ltd.*	10,600	500,850
WorleyParsons Ltd.	411	4,095

		2,149,349
Oil, Gas & Consumable Fuels 6.6%
Alpha Natural Resources, Inc.*	70,400	1,139,776
Apache Corp.	17,407	1,297,344
Berry Petroleum Co. "A"	6,400	48,384
BG Group PLC	24,456	339,541
Bill Barrett Corp.*	4,600	97,198
BP PLC	5,924	45,391
Callon Petroleum Co.*	4,500	11,700
Cameco Corp.	200	3,410
Canadian Natural Resources Ltd.	200	7,898
Canadian Oil Sands Trust (Unit)	200	3,418
Chevron Corp.	53,673	3,970,192
Cimarex Energy Co.	10,718	287,028
Clayton Williams Energy, Inc.*	5,500	249,920
Devon Energy Corp.	3,400	223,414
Enbridge, Inc.	200	6,409

EnCana Corp.	300	13,842
Encore Acquisition Co.*	75,143	1,917,649
Eni SpA	4,187	99,215
EOG Resources, Inc.	7,400	492,692
ExxonMobil Corp.	73,966	5,904,706
Frontline Ltd.	440	12,832
Gazprom (ADR) (REG S)	16,600	237,928
Husky Energy, Inc.	200	5,001
Imperial Oil Ltd.	400	13,281
INPEX Holdings, Inc.	5	39,503
Mariner Energy, Inc.*	163,845	1,671,219
Massey Energy Co.	37,700	519,883
Murphy Oil Corp.	58,400	2,590,040
Nexen, Inc.	300	5,213
Nippon Mining Holdings, Inc.	5,000	21,485
Nippon Oil Corp.	8,000	40,291
Occidental Petroleum Corp.	26,902	1,613,851
OMV AG	3,825	101,970
Origin Energy Ltd.	3,772	42,546
Petro-Canada	300	6,493
Petroleo Brasileiro SA (ADR)	10,300	252,247
PetroQuest Energy, Inc.*	11,900	80,444
Repsol YPF SA	10,136	215,882
Rosetta Resources, Inc.*	11,700	82,836
Royal Dutch Shell PLC "A"	1,131	29,565
Royal Dutch Shell PLC "B"	862	21,694
Santos Ltd.	2,562	26,776
Showa Shell Sekiyu KK	700	6,907
Southwestern Energy Co.*	11,900	344,743
Spectra Energy Corp.	18,200	286,468
StatoilHydro ASA	29,400	484,226
Suncor Energy, Inc.	400	7,686
Swift Energy Co.*	6,400	107,584
Talisman Energy, Inc.	400	3,947
TonenGeneral Sekiyu KK	2,000	20,020
Total SA	14,347	782,165
Tullow Oil PLC	674	6,450
VAALCO Energy, Inc.*	5,900	43,896
Walter Industries, Inc.	13,183	230,834
Whiting Petroleum Corp.*	44,200	1,478,932
Woodside Petroleum Ltd.	1,920	49,550
World Fuel Services Corp.	6,900	255,300

		27,898,815
Financials 8.5%
Capital Markets 1.0%
Bank of New York Mellon Corp.	86,200	2,442,046
Charles Schwab Corp.	74,510	1,204,827
Credit Suisse Group AG (Registered)	847	23,216
Daiwa Securities Group, Inc.	1,000	5,960
IGM Financial, Inc.	200	5,743
Julius Baer Holding AG (Registered)*	167	6,424
Knight Capital Group, Inc. "A"*	13,800	222,870
LaBranche & Co., Inc.*	17,800	85,262
Macquarie Group Ltd.	253	5,143

Man Group PLC	587	2,026
Mediobanca SpA	1,048	10,643
Nomura Holdings, Inc.	1,300	10,720
Prospect Capital Corp.	12,460	149,146
Reinet Investments SCA*	303	2,950
Stifel Financial Corp.*	500	22,925
UBS AG (Registered)*	3,865	56,057

		4,255,958
Commercial Banks 2.4%
Allied Irish Banks PLC	18,638	45,408
Anglo Irish Bank Corp. PLC	18,150	4,359
Australia & New Zealand Banking Group Ltd.	1,305	14,007
Banca Monte dei Paschi di Siena SpA	1,361	2,934
Banca Popolare di Milano Scarl	2,506	14,842
Banco Bilbao Vizcaya Argentaria SA	2,118	25,989
Banco Comercial Portugues SA (Registered)*	118,571	135,904
Banco Espirito Santo SA (Registered)	10,011	94,102
Banco Popolare Societa Cooperativa	816	5,716
Banco Popular Espanol SA	820	7,120
Banco Santander SA	5,359	51,720
Bank of East Asia Ltd.	2,400	5,062
Bank of Montreal	400	10,126
Bank of Nova Scotia	800	21,586
Barclays PLC	2,184	4,924
BNP Paribas	7,731	326,452
BOC Hong Kong (Holdings) Ltd.	6,500	7,420
Canadian Imperial Bank of Commerce	300	12,416
Chuo Mitsui Trust Holdings, Inc.	2,000	9,774
Commerzbank AG	638	6,082
Commonwealth Bank of Australia	903	18,308
Community Bank System, Inc.	4,000	97,560
Credit Agricole SA	542	6,164
Danske Bank AS	5,052	51,082
DBS Group Holdings Ltd.	5,000	29,661
Deutsche Postbank AG	94	2,079
Dexia SA	2,705	12,175
DnB NOR ASA	59,400	237,280
Erste Group Bank AG	5,800	135,966
First Commonwealth Financial Corp.	21,100	261,218
FirstMerit Corp.	2,500	51,475
Governor and Co. of the Bank of Ireland	33,027	39,086
Hang Seng Bank Ltd.	1,900	25,094
HBOS PLC	4,471	4,538
HSBC Holdings PLC	23,241	222,445
Hypo Real Estate Holding AG	213	937
International Bancshares Corp.	5,900	128,797
Intesa Sanpaolo	114,515	412,475
Intesa Sanpaolo (RSP)	641	1,641
Jyske Bank AS (Registered)*	500	11,777
KBC Groep NV	1,226	37,031
Lloyds TSB Group PLC	1,913	3,501
Mitsubishi UFJ Financial Group, Inc.	57,100	354,301
Mizuho Financial Group, Inc.	8,000	23,626
Mizuho Trust & Banking Co., Ltd.	6,000	7,600
National Australia Bank Ltd.	1,170	17,153

National Bank of Canada	200	5,071
National Penn Bancshares, Inc.	16,900	245,219
Natixis	2,633	4,628
NBT Bancorp., Inc.	6,400	178,944
Nordea Bank AB	6,810	47,937
Oriental Financial Group, Inc.	13,000	78,650
Oversea-Chinese Banking Corp., Ltd.	10,000	34,841
PNC Financial Services Group, Inc.	49,698	2,435,202
PrivateBancorp., Inc.	6,600	214,236
Raiffeisen International Bank-Holding AG	1,644	46,010
Republic Bancorp., Inc. "A"	8,100	220,320
Resona Holdings, Inc.	400	6,293
Royal Bank of Canada	1,000	29,243
Royal Bank of Scotland Group PLC	12,082	8,734
S&T Bancorp., Inc.	3,500	124,250
Santander BanCorp.	15,500	193,595
Shinsei Bank Ltd.	2,000	3,161
Skandinaviska Enskilda Banken AB "A"	1,300	10,442
Societe Generale	7,965	403,408
Southside Bancshares, Inc.	5,100	119,850
Standard Chartered PLC	289	3,694
Suffolk Bancorp.	500	17,965
Sumitomo Mitsui Financial Group, Inc.	600	26,155
Sumitomo Trust & Banking Co., Ltd.	1,000	5,918
Svenska Handelsbanken AB "A"	1,300	21,160
Swedbank AB "A"	300	1,721
Sydbank AS	550	6,815
The Bank of Yokohama Ltd.	1,000	5,915
The Shizuoka Bank Ltd.	1,000	11,584
Tompkins Financial Corp.	4,000	231,800
Toronto-Dominion Bank	500	17,598
UMB Financial Corp.	1,500	73,710
UniCredit SpA	16,306	40,595
Unione di Banche Italiane ScpA	562	8,134
United Overseas Bank Ltd.	33,000	297,893
Wells Fargo & Co.	63,600	1,874,928
WesBanco, Inc.	3,200	87,072
Westpac Banking Corp.	1,773	21,114

		10,162,718
Consumer Finance 0.3%
American Express Co.	9,600	178,080
Discover Financial Services	99,700	950,141
ORIX Corp.	70	3,977

		1,132,198
Diversified Financial Services 1.7%
ASX Ltd.	175	4,086
Bank of America Corp.	88,700	1,248,896
Compagnie Nationale a Portefeuille	455	22,125
Deutsche Boerse AG	6,486	472,390
Fortis	21,901	29,068
Groupe Bruxelles Lambert SA	616	49,020
Hong Kong Exchanges & Clearing Ltd.	2,300	22,051
ING Groep NV (CVA)	6,545	68,416
Investor AB "B"	1,942	29,224
JPMorgan Chase & Co.	160,200	5,051,106

OMX AB	200	6,601
Singapore Exchange Ltd.	3,000	10,749
The NASDAQ OMX Group, Inc.*	8,100	200,151

		7,213,883
Insurance 1.6%
Aegon NV	7,632	48,704
Aflac, Inc.	2,500	114,600
Allianz SE (Registered)	4,127	442,654
Allstate Corp.	35,100	1,149,876
American Physicians Capital, Inc.	2,300	110,630
AMP Ltd.	1,450	5,512
AmTrust Financial Services, Inc.	13,100	151,960
Aon Corp.	11,900	543,592
Arch Capital Group Ltd.*	4,900	343,490
Argo Group International Holdings Ltd.*	6,600	223,872
Aspen Insurance Holdings Ltd.	5,800	140,650
Assicurazioni Generali SpA	811	22,232
Aviva PLC	909	5,145
AXA SA	18,220	406,209
Baloise Holding AG (Registered)	110	8,268
China Life Insurance Co., Ltd. "H"	151,500	466,860
Crawford & Co. "B"*	6,200	90,148
Great-West Lifeco, Inc.	200	3,354
Greenlight Capital Re Ltd. "A"*	1,300	16,887
Harleysville Group, Inc.	700	24,311
Insurance Australia Group Ltd.	1,711	4,668
Irish Life & Permanent PLC	2,340	5,192
Legal & General Group PLC	3,476	3,877
Manulife Financial Corp.	1,200	20,219
Mapfre SA	3,323	11,265
Mitsui Sumitomo Insurance Group Holdings, Inc.	300	9,568
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	3,192	501,613
NIPPONKOA Insurance Co., Ltd.	1,000	7,774
Odyssey Re Holdings Corp.	800	41,448
Old Mutual PLC	2,119	1,693
Platinum Underwriters Holdings Ltd.	5,900	212,872
Power Corp. of Canada	300	5,448
Power Financial Corp.	200	3,872
Progressive Corp.	61,300	907,853
Prudential PLC	874	5,321
QBE Insurance Group Ltd.	612	11,125
Sampo Oyj "A"	6,100	113,937
SCOR SE	312	7,173
Sompo Japan Insurance, Inc.	1,000	7,323
Storebrand ASA	2,400	5,916
Sun Life Financial, Inc.	400	9,215
Suncorp-Metway Ltd.	731	4,316
Swiss Life Holding AG (Registered)*	29	2,012
Swiss Re (Registered)	287	13,943
T&D Holdings, Inc.	150	6,290
Tokio Marine Holdings, Inc.	500	14,651
Topdanmark AS*	150	19,474
Trygvesta AS	356	22,088
Unum Group	36,300	675,180
Validus Holdings Ltd.	1,000	26,160

Vienna Insurance Group	1,245	42,951
Zurich Financial Services AG (Registered)	147	31,910

		7,075,301
Real Estate Investment Trusts 0.9%
AMB Property Corp. (REIT)	3,100	72,602
American Campus Communities, Inc. (REIT)	500	10,240
AvalonBay Communities, Inc. (REIT)	2,386	144,544
BioMed Realty Trust, Inc. (REIT)	6,400	75,008
CapitaMall Trust (REIT)	4,000	4,453
Corio NV (REIT)	101	4,631
Corporate Office Properties Trust (REIT)	3,700	113,590
Cousins Properties, Inc. (REIT)	3,100	42,935
EastGroup Properties, Inc. (REIT)	2,700	96,066
Equity Lifestyle Properties, Inc. (REIT)	2,600	99,736
Equity One, Inc. (REIT)	5,600	99,120
Equity Residential (REIT)	11,500	342,930
First Industrial Realty Trust, Inc. (REIT)	4,700	35,485
Glimcher Realty Trust (REIT)	5,900	16,579
Goodman Group (REIT)	19,147	10,153
GPT Group (REIT)	2,169	1,403
HCP, Inc. (REIT)	8,500	236,045
Healthcare Realty Trust, Inc. (REIT)	4,900	115,052
Home Properties, Inc. (REIT)	2,800	113,680
Host Hotels & Resorts, Inc. (REIT)	24,800	187,736
Land Securities Group PLC (REIT)	252	3,359
LaSalle Hotel Properties (REIT)	7,100	78,455
Link (REIT)	3,500	5,818
Maguire Properties, Inc. (REIT)	10,100	14,746
National Retail Properties, Inc. (REIT)	6,400	110,016
Pennsylvania Real Estate Investment Trust (REIT)	4,100	30,545
Potlatch Corp. (REIT)	1,300	33,813
ProLogis (REIT)	7,500	104,175
Public Storage (REIT)	6,480	515,160
Realty Income Corp. (REIT)	6,500	150,475
Redwood Trust, Inc. (REIT)	2,000	29,820
Simon Property Group, Inc. (REIT)	9,300	494,109
Sovran Self Storage, Inc. (REIT)	2,400	86,400
Stockland (REIT)	1,308	3,785
Strategic Hotels & Resorts, Inc. (REIT)	4,500	7,560
Sunstone Hotel Investors, Inc. (REIT)	3,900	24,141
Tanger Factory Outlet Centers, Inc. (REIT)	1,700	63,954
The Macerich Co. (REIT)	1,900	34,504
Unibail-Rodamco (REIT)	58	8,638
Vornado Realty Trust (REIT)	2,400	144,840
Washington Real Estate Investment Trust (REIT)	3,600	101,880
Wereldhave NV (REIT)	67	5,918
Westfield Group (REIT)	1,301	11,987

		3,886,086
Real Estate Management & Development 0.0%
Atrium European Real Estate Ltd.*	2,411	8,788
Brookfield Asset Management, Inc. "A"	400	6,010
CapitaLand Ltd.	5,000	10,985
Cheung Kong (Holdings) Ltd.	2,000	19,068
City Developments Ltd.	1,000	4,462
Daiwa House Industry Co., Ltd.	1,000	9,785

Hang Lung Properties Ltd.	3,000	6,581
Henderson Land Development Co., Ltd.	2,000	7,471
Hopewell Holdings Ltd.	4,000	13,231
Immoeast AG*	3,604	2,379
Kerry Properties Ltd.	1,000	2,692
Lend Lease Corp., Ltd.	408	2,063
Mitsubishi Estate Co., Ltd.	1,000	16,491
Mitsui Fudosan Co., Ltd.	1,000	16,618
New World Development Co., Ltd.	3,000	3,065
Sino Land Co., Ltd.	2,000	2,090
Sun Hung Kai Properties Ltd.	3,000	25,225
Swire Pacific Ltd. "A"	1,000	6,934
Wharf Holdings Ltd.	2,000	5,526

		169,464
Thrifts & Mortgage Finance 0.6%
Dime Community Bancshares	9,300	123,690
Doral Financial Corp.*	27,700	207,750
Flushing Financial Corp.	4,100	49,036
Hudson City Bancorp., Inc.	105,000	1,675,800
OceanFirst Financial Corp.	1,600	26,560
Ocwen Financial Corp.*	25,900	237,762
Provident Financial Services, Inc.	2,200	33,660
WSFS Financial Corp.	1,200	57,588

		2,411,846
Health Care 8.9%
Biotechnology 1.2%
Actelion Ltd. (Registered)*	117	6,590
Alexion Pharmaceuticals, Inc.*	8,900	322,091
Amgen, Inc.*	50,300	2,904,825
CSL Ltd.	4,293	101,373
Cubist Pharmaceuticals, Inc.*	10,600	256,096
CV Therapeutics, Inc.*	23,900	220,119
Emergent Biosolutions, Inc.*	2,400	62,664
Facet Biotech Corp.*	3,800	36,442
Gilead Sciences, Inc.*	4,600	235,244
Grifols SA	482	8,371
Intercell AG*	14,529	445,468
Myriad Genetics, Inc.*	4,900	324,674
OSI Pharmaceuticals, Inc.*	6,900	269,445
PDL BioPharma, Inc.	19,000	117,420

		5,310,822
Health Care Equipment & Supplies 1.9%
Baxter International, Inc.	53,072	2,844,128
Becton, Dickinson & Co.	29,200	1,996,988
Cochlear Ltd.	455	17,913
CONMED Corp.*	300	7,182
Essilor International SA	752	35,284
Getinge AB "B"	400	4,794
Medtronic, Inc.	17,000	534,140
Merit Medical Systems, Inc.*	8,700	155,991
Olympus Corp.	1,000	20,081
Smith & Nephew PLC	1,160	7,360
Sonova Holding AG (Registered)	88	5,309
STERIS Corp.	8,000	191,120

Synthes, Inc.	57	7,205
Terumo Corp.	7,200	337,183
Thoratec Corp.*	8,800	285,912
Varian Medical Systems, Inc.*	31,900	1,117,776
Zimmer Holdings, Inc.*	8,500	343,570

		7,911,936
Health Care Providers & Services 1.4%
Aetna, Inc.	53,627	1,528,369
Alliance Imaging, Inc.*	18,500	147,445
Celesio AG	378	10,323
Centene Corp.*	12,600	248,346
CorVel Corp.*	6,600	145,068
Emergency Medical Services Corp. "A"*	6,600	241,626
Express Scripts, Inc.*	9,255	508,840
Fresenius Medical Care AG & Co. KGaA	8,302	389,307
Gentiva Health Services, Inc.*	3,300	96,558
Hanger Orthopedic Group, Inc.*	8,500	123,335
Healthspring, Inc.*	11,400	227,658
Kindred Healthcare, Inc.*	3,100	40,362
LHC Group, Inc.*	6,300	226,800
LifePoint Hospitals, Inc.*	22,500	513,900
Mediceo Paltac Holdings Co., Ltd.	600	7,231
Owens & Minor, Inc.	6,200	233,430
RehabCare Group, Inc.*	6,900	104,604
Sonic Healthcare Ltd.	2,742	27,913
Suzuken Co., Ltd.	300	9,039
Triple-S Management Corp. "B"*	10,700	123,050
Universal Health Services, Inc. "B"	24,400	916,708

		5,869,912
Life Sciences Tools & Services 0.2%
Albany Molecular Research, Inc.*	1,000	9,740
eResearchTechnology, Inc.*	36,000	238,680
Gerresheimer AG	9,941	272,541
Lonza Group AG (Registered)	3,837	354,712
QIAGEN NV*	129	2,254

		877,927
Pharmaceuticals 4.2%
Abbott Laboratories	53,200	2,839,284
Astellas Pharma, Inc.	10,500	427,260
AstraZeneca PLC	2,194	88,898
Bayer AG	12,044	707,522
Caraco Pharmaceutical Laboratories Ltd.*	8,100	47,952
Chugai Pharmaceutical Co., Ltd.	900	17,421
Daiichi Sankyo Co., Ltd.	2,200	52,293
Eisai Co., Ltd.	900	37,296
Elan Corp. PLC*	36,031	212,002
Eli Lilly & Co.	91,601	3,688,772
GlaxoSmithKline PLC	7,668	142,352
Hisamitsu Pharmaceutical Co., Inc.	300	12,248
Johnson & Johnson	19,034	1,138,804
Medicines Co.*	10,500	154,665
Merck & Co., Inc.	50,346	1,530,518
Merck KGaA	303	27,548
Mitsubishi Tanabe Pharma Corp.	1,000	15,119

Novartis AG (Registered)	16,037	803,526
Novo Nordisk AS "B"	13,309	677,287
Ono Pharmaceutical Co., Ltd.	400	20,798
Pfizer, Inc.	211,944	3,753,528
POZEN, Inc.*	7,700	38,808
Roche Holding AG (Genusschein)	5,524	850,330
Salix Pharmaceuticals Ltd.*	1,700	15,011
Sanofi-Aventis	3,605	228,968
Shionogi & Co., Ltd.	1,000	25,685
Shire PLC	873	12,767
Takeda Pharmaceutical Co., Ltd.	2,500	129,681
UCB SA	5,226	170,229
ViroPharma, Inc.*	15,900	207,018

		18,073,590
Industrials 7.2%
Aerospace & Defense 1.8%
BAE Systems PLC	38,539	210,047
Bombardier, Inc. "B"	4,900	17,663
CAE, Inc.	1,000	6,561
Cobham PLC	1,695	5,040
European Aeronautic Defence & Space Co.	334	5,639
Finmeccanica SpA	314	4,810
General Dynamics Corp.	47,600	2,741,284
L-3 Communications Holdings, Inc.	11,300	833,714
Lockheed Martin Corp.	26,200	2,202,896
Meggitt PLC	1,213	2,814
Northrop Grumman Corp.	7,800	351,312
Rolls-Royce Group PLC*	2,741	13,428
Singapore Technologies Engineering Ltd.	13,000	21,501
Spirit AeroSystems Holdings, Inc. "A"*	39,500	401,715
United Technologies Corp.	20,400	1,093,440
Zodiac SA	376	13,685

		7,925,549
Air Freight & Logistics 0.1%
Deutsche Post AG (Registered)	1,201	20,319
Pacer International, Inc.	21,500	224,245
TNT NV	1,385	26,601
Toll Holdings Ltd.	4,018	17,372

		288,537
Airlines 0.1%
Air France-KLM	155	1,993
Allegiant Travel Co.*	1,800	87,426
Deutsche Lufthansa AG (Registered)	303	4,797
Hawaiian Holdings, Inc.*	31,000	197,780
Iberia Lineas Aereas de Espana SA	1,322	3,703
Qantas Airways Ltd.	4,271	7,875
Singapore Airlines Ltd.	4,000	31,400

		334,974
Building Products 0.1%
AAON, Inc.	10,300	215,064
Asahi Glass Co., Ltd.	1,000	5,680
Assa Abloy AB "B"	600	6,808
Compagnie de Saint-Gobain	270	12,734
Daikin Industries Ltd.	200	5,274

Geberit AG (Registered)	86	9,265
Gibraltar Industries, Inc.	9,100	108,654
Insteel Industries, Inc.	18,300	206,607
Wienerberger AG	121	2,021

		572,107
Commercial Services & Supplies 0.8%
Babcock International Group PLC	14,675	100,950
Brambles Ltd.	9,248	48,054
Comfort Systems USA, Inc.	21,800	232,388
G4S PLC	3,999	11,868
Knoll, Inc.	24,900	224,598
Loomis AB "B"*	120	744
Rentokil Initial PLC	3,402	2,177
Ritchie Bros. Auctioneers, Inc.	400	8,509
Secom Co., Ltd.	100	5,151
Securitas AB "B"	1,265	10,383
Serco Group PLC	749	4,875
Standard Register Co.	6,400	57,152
Sykes Enterprises, Inc.*	12,400	237,088
The Brink's Co.	91,447	2,458,095
Toppan Printing Co., Ltd.	1,000	7,701

		3,409,733
Construction & Engineering 0.3%
ACS, Actividades de Construccion y Servicios SA	1,606	73,827
Balfour Beatty PLC	659	3,140
Bouygues SA	261	11,048
EMCOR Group, Inc.*	13,000	291,590
FLSmidth & Co. AS	440	15,311
Fomento de Construcciones y Contratas SA	299	9,840
Grupo Ferrovial SA	444	12,231
Hochtief AG	49	2,486
Koninklijke Boskalis Westminster NV	256	5,946
Leighton Holdings Ltd.	851	16,552
MasTec, Inc.*	12,600	145,908
Michael Baker Corp.*	6,100	225,151
Perini Corp.*	11,200	261,856
Shaw Group, Inc.*	20,000	409,400
Skanska AB "B"	1,404	13,995
SNC-Lavalin Group, Inc.	500	16,075
Vinci SA	385	16,213
YIT Oyj	1,109	7,154

		1,537,723
Electrical Equipment 0.3%
ABB Ltd. (Registered)*	29,750	448,458
Alstom SA	3,882	229,243
Gamesa Corp. Tecnologica SA	1,504	27,280
GrafTech International Ltd.*	38,500	320,320
II-VI, Inc.*	3,300	62,997
Mitsubishi Electric Corp.	1,000	6,258
Q-Cells SE*	56	2,032
Schneider Electric SA	201	15,014
Solarworld AG	89	1,937
Sumitomo Electric Industries Ltd.	600	4,613

Vestas Wind Systems AS*	1,289	76,610

		1,194,762
Industrial Conglomerates 0.3%
CSR Ltd.	13,539	16,713
Fraser & Neave Ltd.	7,000	14,429
General Electric Co.	47,059	762,356
Hutchison Whampoa Ltd.	21,000	105,930
Keppel Corp., Ltd.	11,000	33,339
Koninklijke (Royal) Philips Electronics NV	2,982	57,997
Orkla ASA	900	5,985
SembCorp Industries Ltd.	12,000	19,497
Siemens AG (Registered)	1,222	91,528
Smiths Group PLC	609	7,841
Tredegar Corp.	4,500	81,810
Wendel	136	6,757

		1,204,182
Machinery 1.1%
AGCO Corp.*	12,900	304,311
Alfa Laval AB	700	6,078
Altra Holdings, Inc.*	2,000	15,820
Atlas Copco AB "A"	2,300	19,799
Atlas Copco AB "B"	800	6,149
Chart Industries, Inc.*	13,200	140,316
CIRCOR International, Inc.	8,200	225,500
Columbus McKinnon Corp.*	7,400	101,010
FANUC Ltd.	100	7,112
Federal Signal Corp.	6,400	52,544
Flowserve Corp.	32,400	1,668,600
Force Protection, Inc.*	41,800	249,964
Gardner Denver, Inc.*	27,119	632,958
Hitachi Construction Machinery Co., Ltd.	400	4,721
Invensys PLC*	1,137	2,865
Japan Steel Works Ltd.	1,000	13,954
Joy Global, Inc.	6,700	153,363
KCI Konecranes Oyj	115	1,969
Kennametal, Inc.	11,100	246,309
Komatsu Ltd.	600	7,600
Kone Oyj "B"	2,173	47,645
Kubota Corp.	1,000	7,188
MAN AG	116	6,398
Manitowoc Co., Inc.	38,700	335,142
Metso Oyj	1,962	23,722
Mitsubishi Heavy Industries Ltd.	2,000	8,924
Robbins & Myers, Inc.	3,800	61,446
Sandvik AB	1,600	10,165
Sauer-Danfoss, Inc.	14,400	126,000
Scania AB "B"	1,900	19,017
Schindler Holding AG	121	5,530
SembCorp Marine Ltd.	10,000	11,786
SKF AB "B"	800	7,964
SMC Corp.	100	10,231
Sulzer AG (Registered)	60	3,459
Sumitomo Heavy Industries Ltd.	2,000	7,962
Sun Hydraulics Corp.	1,300	24,492
Tecumseh Products Co. "A"*	3,000	28,740
Titan International, Inc.	8,500	70,125

Vallourec SA	49	5,573
Volvo AB "A"	300	1,689
Volvo AB "B"	4,500	24,864
Wartsila Corp. "B"	1,349	40,142
Zardoya Otis SA	769	13,691

		4,762,837
Marine 0.1%
A P Moller-Maersk AS "A"	3	16,283
A P Moller-Maersk AS "B"	7	37,506
American Commercial Lines, Inc.*	13,500	66,150
Kuehne & Nagel International AG (Registered)	117	7,586
Mitsui OSK Lines Ltd.	1,000	6,141
Nippon Yusen Kabushiki Kaisha	1,000	6,167
Pacific Basin Shipping Ltd.	9,000	4,137
TBS International Ltd. "A"*	24,100	241,723

		385,693
Professional Services 0.1%
Adecco SA (Registered)	270	9,164
Capita Group PLC	504	5,370
COMSYS IT Partners, Inc.*	7,700	17,248
Experian PLC	1,147	7,183
Exponent, Inc.*	5,400	162,432
Randstad Holding NV	471	9,562
SGS SA (Registered)	10	10,470

		221,429
Road & Rail 1.5%
Burlington Northern Santa Fe Corp.	16,400	1,241,644
Canadian National Railway Co.	1,800	65,293
Canadian Pacific Railway Ltd.	500	16,598
Central Japan Railway Co.	1	8,643
ComfortDelGro Corp., Ltd.	11,000	11,135
DSV AS	1,584	17,249
East Japan Railway Co.	6,600	513,909
FirstGroup PLC	629	3,935
Genesee & Wyoming, Inc. "A"*	1,700	51,850
Kintetsu Corp.	1,000	4,594
MTR Corp., Ltd.	13,500	31,478
Norfolk Southern Corp.	58,800	2,766,540
Ryder System, Inc.	36,661	1,421,714
Tokyu Corp.	1,000	5,033
Werner Enterprises, Inc.	11,400	197,676
West Japan Railway Co.	2	9,100

		6,366,391
Trading Companies & Distributors 0.5%
Bunzl PLC	1,151	9,824
Finning International, Inc.	200	2,309
Itochu Corp.	1,000	5,017
Marubeni Corp.	1,000	3,811
Mitsubishi Corp.	21,000	294,807
Mitsui & Co., Ltd.	1,000	10,229
Noble Group Ltd.	19,000	13,609
Sumitomo Corp.	800	7,051
TAL International Group, Inc.	9,500	133,950
United Rentals, Inc.*	95,211	868,324

W.W. Grainger, Inc.	10,800	851,472
Wolseley PLC	828	4,617

		2,205,020
Transportation Infrastructure 0.1%
Abertis Infraestructuras SA	2,270	40,395
Atlantia SpA	277	5,094
Brisa	20,045	149,774
Cintra Concesiones de Infraestructuras de Transporte SA	2,241	16,861
Macquarie Infrastructure Group (Unit)	17,000	20,390
Transurban Group (Unit)	8,714	33,461

		265,975
Information Technology 7.1%
Communications Equipment 0.4%
Alcatel-Lucent*	8,959	19,345
Black Box Corp.	2,400	62,688
Brocade Communications Systems, Inc.*	183,600	514,080
DG Fastchannel, Inc.*	8,000	99,840
Emulex Corp.*	11,700	81,666
Nokia Oyj	22,445	347,963
Plantronics, Inc.	3,900	51,480
Research In Motion Ltd.*	2,500	100,243
Tekelec*	19,000	253,460
Telefonaktiebolaget LM Ericsson "B"	14,656	112,404

		1,643,169
Computers & Peripherals 3.0%
Apple, Inc.*	22,652	1,933,348
Fujitsu Ltd.	2,000	9,667
Hewlett-Packard Co.	92,870	3,370,252
International Business Machines Corp.	37,627	3,166,688
Lexmark International, Inc. "A"*	10,082	271,206
Logitech International SA (Registered)*	19,066	297,650
NCR Corp.*	32,800	463,792
NEC Corp.	2,000	6,713
QLogic Corp.*	74,900	1,006,656
Synaptics, Inc.*	10,150	168,084
Toshiba Corp.	3,000	12,353
Western Digital Corp.*	176,628	2,022,391
Wincor Nixdorf AG	127	6,055

		12,734,855
Electronic Equipment, Instruments & Components 0.5%
Avnet, Inc.*	16,300	296,823
Electrocomponents PLC	2,551	5,215
Fujifilm Holdings Corp.	300	6,602
Hitachi Ltd.	3,000	11,634
Hoya Corp.	300	5,212
IBIDEN Co., Ltd.	100	2,061
Jabil Circuit, Inc.	205,438	1,386,707
Kyocera Corp.	100	7,214
Multi-Fineline Electronix, Inc.*	15,800	184,702
Murata Manufacturing Co., Ltd.	200	7,840
Nidec Corp.	100	3,889
Omron Corp.	200	2,684
RadiSys Corp.*	19,200	106,176
TDK Corp.	100	3,673

Technitrol, Inc.	38,100	132,588

		2,163,020
Internet Software & Services 0.7%
Earthlink, Inc.*	6,600	44,616
eBay, Inc.*	39,391	549,898
Google, Inc. "A"*	5,765	1,773,602
GSI Commerce, Inc.*	5,000	52,600
InfoSpace, Inc.	2,500	18,875
j2 Global Communications, Inc.*	5,500	110,220
Liquidity Services, Inc.*	6,400	53,312
ModusLink Global Solutions, Inc.*	6,000	17,340
SAVVIS, Inc.*	26,800	184,652
United Internet AG (Registered)	308	2,757
United Online, Inc.	8,300	50,381
ValueClick, Inc.*	6,700	45,828
Websense, Inc.*	4,100	61,377
Yahoo! Japan Corp.	13	5,319
Yahoo!, Inc.*	14,600	178,120

		3,148,897
IT Services 0.7%
Accenture Ltd. "A"	8,700	285,273
Atos Origin SA	266	6,676
Automatic Data Processing, Inc.	21,700	853,678
Cap Gemini SA	744	28,676
CGI Group, Inc. "A"*	900	6,999
CIBER, Inc.*	4,300	20,683
Computershare Ltd.	1,487	8,131
CSG Systems International, Inc.*	4,500	78,615
Gartner, Inc.*	14,500	258,535
iGATE Corp.*	34,700	225,897
Indra Sistemas SA	12,289	279,232
Logica PLC	34,093	34,050
ManTech International Corp. "A"*	4,400	238,436
MasterCard, Inc. "A"	3,900	557,427
NTT Data Corp.	1	4,014
TNS, Inc.*	7,900	74,181

		2,960,503
Office Electronics 0.1%
Canon, Inc.	15,200	477,152
Konica Minolta Holdings, Inc.	500	3,874
Neopost SA	135	12,219
Ricoh Co., Ltd.	1,000	12,735

		505,980
Semiconductors & Semiconductor Equipment 0.2%
ARM Holdings PLC	2,245	2,809
ASML Holding NV	7,655	136,604
Infineon Technologies AG*	6,757	9,300
IXYS Corp.	3,200	26,432
Microsemi Corp.*	4,000	50,560
PMC-Sierra, Inc.*	12,000	58,320
ROHM Co., Ltd.	100	5,050
Skyworks Solutions, Inc.*	20,700	114,678
STMicroelectronics NV	5,416	36,272
Tokyo Electron Ltd.	200	7,024

Ultratech, Inc.*	10,100	120,796
Volterra Semiconductor Corp.*	26,200	187,330

		755,175
Software 1.5%
ACI Worldwide, Inc.*	11,900	189,210
Dassault Systemes SA	407	18,392
JDA Software Group, Inc.*	2,300	30,199
Mentor Graphics Corp.*	17,000	87,890
Microsoft Corp.	259,440	5,043,514
Misys PLC	1,521	2,185
Nintendo Co., Ltd.	700	268,936
Parametric Technology Corp.*	7,100	89,815
Renaissance Learning, Inc.	2,600	23,374
SAP AG	2,926	104,865
Sybase, Inc.*	1,700	42,109
Symantec Corp.*	23,260	314,475
The Sage Group PLC	29,867	73,445
Tyler Technologies, Inc.*	17,000	203,660

		6,492,069
Materials 2.0%
Chemicals 1.4%
A. Schulman, Inc.	1,000	17,000
Agrium, Inc.	100	3,359
Air Liquide SA	373	34,128
Akzo Nobel NV	1,917	79,052
Asahi Kasei Corp.	2,000	8,790
BASF SE	11,500	454,417
Calgon Carbon Corp.*	7,500	115,200
CF Industries Holdings, Inc.	14,200	698,072
Givaudan SA (Registered)	20	15,755
Incitec Pivot Ltd.	740	1,309
Innophos Holdings, Inc.	14,300	283,283
JSR Corp.	300	3,376
K+S AG	342	19,634
Koninklijke DSM NV	1,135	29,095
Kuraray Co., Ltd.	500	3,892
Linde AG	3,622	306,506
Mitsubishi Chemical Holdings Corp.	1,500	6,620
Mitsubishi Gas Chemical Co., Inc.	1,000	4,087
Mitsui Chemicals, Inc.	1,000	3,696
Monsanto Co.	13,400	942,690
Nitto Denko Corp.	200	3,843
Novozymes AS "B"	2,350	187,221
Orica Ltd.	303	2,975
Potash Corp. of Saskatchewan, Inc.	2,301	166,913
Shin-Etsu Chemical Co., Ltd.	700	32,106
Showa Denko KK	2,000	2,896
Solvay SA	1,936	143,937
Stepan Co.	2,400	112,776
Sumitomo Chemical Co., Ltd.	2,000	6,826
Syngenta AG (Registered)	264	51,145
Teijin Ltd.	2,000	5,654
Terra Industries, Inc.	86,051	1,434,470
The Mosaic Co.	8,600	297,560

Toray Industries, Inc.	2,000	10,185
Ube Industries Ltd.	2,000	5,614
Umicore	4,208	83,030
Wacker Chemie AG	65	6,913
Yara International ASA	8,810	192,559

		5,776,584
Construction Materials 0.1%
CRH PLC	19,073	481,756
Fletcher Building Ltd.	2,851	9,620
Holcim Ltd. (Registered)	596	34,317
Imerys SA	70	3,183
Lafarge SA	186	11,309

		540,185
Containers & Packaging 0.1%
Rock-Tenn Co. "A"	7,400	252,932
Toyo Seikan Kaisha Ltd.	500	8,614

		261,546
Metals & Mining 0.3%
Acerinox SA	8,142	130,700
Agnico-Eagle Mines Ltd.	100	5,085
Anglo American PLC	1,291	29,488
ArcelorMittal	10,024	241,611
Barrick Gold Corp.	900	32,595
BHP Billiton Ltd.	3,230	68,028
BHP Billiton PLC	2,435	45,868
BlueScope Steel Ltd.	707	1,736
Compass Minerals International, Inc.	4,800	281,568
Eramet	7	1,356
First Quantum Minerals Ltd.	100	1,426
Fortescue Metals Group Ltd.*	1,040	1,421
Goldcorp, Inc.	800	24,962
JFE Holdings, Inc.	800	21,160
Kinross Gold Corp.	800	14,581
Kobe Steel Ltd.	4,000	7,366
Lonmin PLC	148	1,954
Lundin Mining Corp.*	900	868
Mitsubishi Materials Corp.	2,000	5,042
Newcrest Mining Ltd.	392	9,297
Nippon Steel Corp.	10,000	32,838
Nisshin Steel Co., Ltd.	2,000	4,114
Norsk Hydro ASA	29,100	117,524
Outokumpu Oyj	2,065	24,264
OZ Minerals Ltd.	1,529	586
Rautaruukki Oyj	1,489	25,662
Rio Tinto Ltd.	278	7,446
Rio Tinto PLC	1,210	26,217
Salzgitter AG	47	3,712
Sherritt International Corp.	2,600	6,604
SSAB Svenskt Stal AB "A"	2,890	25,456
Sumitomo Metal Industries Ltd.	8,000	19,716
Sumitomo Metal Mining Co., Ltd.	1,000	10,629
Teck Cominco Ltd. "B"	324	1,580
ThyssenKrupp AG	372	10,060
Vedanta Resources PLC	306	2,717

voestalpine AG	162	3,473
Xstrata PLC	27,989	260,931
Yamana Gold, Inc.	400	3,062

		1,512,703
Paper & Forest Products 0.1%
Clearwater Paper Corp.*	371	3,113
Oji Paper Co., Ltd.	2,000	11,758
Stora Enso Oyj "R"	10,996	85,837
Svenska Cellulosa AB "B"	10,245	87,610
UPM-Kymmene Oyj	8,616	109,246

		297,564
Telecommunication Services 3.3%
Diversified Telecommunication Services 2.7%
AT&T, Inc.	76,941	2,192,818
Atlantic Tele-Network, Inc.	5,900	156,645
BCE, Inc.	2,200	44,784
Belgacom SA	732	27,921
BT Group PLC	13,010	25,562
Cable & Wireless PLC	4,236	9,582
Deutsche Telekom AG (Registered)	42,241	641,791
Elisa Oyj	666	11,528
France Telecom SA	7,573	211,826
Global Crossing Ltd.*	11,900	94,486
Koninklijke (Royal) KPN NV	9,557	138,585
Nippon Telegraph & Telephone Corp.	8,600	460,206
NTELOS Holdings Corp.	1,200	29,592
Portugal Telecom SGPS SA (Registered)	17,333	147,086
Premiere Global Services, Inc.*	7,100	61,131
Singapore Telecommunications Ltd.	176,000	313,371
Swisscom AG (Registered)	455	146,889
Tele2 AB "B"	2,100	18,666
Telecom Corp. of New Zealand Ltd.	227,057	303,043
Telecom Italia SpA	76,898	125,079
Telecom Italia SpA (RSP)	45,323	50,574
Telefonica SA	43,644	978,301
Telekom Austria AG	9,599	138,745
Telenor ASA	40,800	273,028
TeliaSonera AB	16,839	83,812
Telstra Corp., Ltd.	52,558	140,730
Telus Corp.	400	12,044
Telus Corp. (Non-Voting Shares)	700	19,789
Verizon Communications, Inc.	131,966	4,473,647

		11,331,261
Wireless Telecommunication Services 0.6%
America Movil SAB de CV "L" (ADR)	4,600	142,554
China Mobile Ltd.	47,000	476,524
KDDI Corp.	15	106,836
Millicom International Cellular SA (SDR)	550	25,448
Mobistar SA	78	5,618
NTT DoCoMo, Inc.	78	153,761
Rogers Communications, Inc. "B"	2,200	65,207
Softbank Corp.	3,800	68,817
Syniverse Holdings, Inc.*	13,200	157,608
United States Cellular Corp.*	10,500	454,020

USA Mobility, Inc.*	19,500	225,615
Vodafone Group PLC	361,303	727,344

		2,609,352
Utilities 2.6%
Electric Utilities 1.5%
Acciona SA	206	26,056
American Electric Power Co., Inc.	25,400	845,312
British Energy Group PLC	3,257	36,275
Cheung Kong Infrastructure Holdings Ltd.	2,000	7,546
Chubu Electric Power Co., Inc.	1,800	54,707
Chugoku Electric Power Co., Inc.	1,100	28,978
CLP Holdings Ltd.	20,000	135,983
E.ON AG	13,816	558,680
Edison International	82,664	2,655,168
EDP - Energias de Portugal SA	36,737	138,460
Electricite de France	563	32,722
Enel SpA	29,562	189,052
FirstEnergy Corp.	11,200	544,096
Fortis, Inc.	2,400	47,806
Fortum Oyj	20,208	434,055
Hokkaido Electric Power Co., Inc.	900	22,780
Hokuriku Electric Power Co.	700	19,814
HongKong Electric Holdings Ltd.	14,000	78,755
Iberdrola SA	12,914	119,909
Kansai Electric Power Co., Inc.	2,100	60,852
Kyushu Electric Power Co., Inc.	1,100	29,258
Oesterreichische Elektrizitaetswirtschafts AG "A"	104	4,772
Pepco Holdings, Inc.	6,400	113,664
Red Electrica Corporacion SA	340	17,225
Scottish & Southern Energy PLC	2,778	48,914
Shikoku Electric Power Co., Inc.	700	23,608
Terna - Rate Elettrica Nationale SpA	9,810	32,121
Tohoku Electric Power Co., Inc.	1,400	37,893
Tokyo Electric Power Co., Inc.	3,400	113,523
Union Fenosa SA	872	21,552

		6,479,536
Gas Utilities 0.2%
Enagas	468	10,267
Gas Natural SDG SA	529	14,428
Hong Kong & China Gas Co., Ltd.	41,900	63,522
New Jersey Resources Corp.	6,900	271,515
Osaka Gas Co., Ltd.	7,000	32,332
Snam Rete Gas SpA	6,997	38,647
The Laclede Group, Inc.	4,400	206,096
Tokyo Gas Co., Ltd.	7,000	35,472
WGL Holdings, Inc.	1,400	45,766

		718,045
Independent Power Producers & Energy Traders 0.0%
Electric Power Development Co., Ltd.	500	19,640
Iberdrola Renovables*	2,330	10,074
International Power PLC	5,837	20,266
TransAlta Corp.	3,100	61,020

		111,000

Multi-Utilities 0.8%
A2A SpA	6,205	11,121
AGL Energy Ltd.	30,121	321,471
Avista Corp.	6,600	127,908
Canadian Utilities Ltd. "A"	700	22,965
Centrica PLC	13,500	51,876
Consolidated Edison, Inc.	8,600	334,798
Dominion Resources, Inc.	14,200	508,928
GDF Suez	2,996	148,383
Integrys Energy Group, Inc.	10,300	442,694
National Grid PLC	7,320	72,341
NorthWestern Corp.	6,900	161,943
RWE AG	903	81,177
Sempra Energy	26,800	1,142,484
United Utilities Group PLC	1,989	18,000
Veolia Environnement	1,072	33,645

		3,479,734
Water Utilities 0.1%
California Water Service Group	5,700	264,651
Severn Trent PLC	708	12,260

		276,911

Total Common Stocks (Cost $307,527,299)		252,484,366
Preferred Stocks 0.0%
Consumer Discretionary 0.0%
Porsche Automobil Holding SE	80	6,233
Volkswagen AG	92	4,909

		11,142
Consumer Staples 0.0%
Henkel AG & Co. KGaA	1,591	51,009
Financials 0.0%
Preferred Blocker, Inc., 144A, 9.0%	39	11,136
Health Care 0.0%
Fresenius SE	450	26,369

Total Preferred Stocks (Cost $169,727)		99,656
Rights 0.0%
Financials
DBS Group Holdings Ltd., Expiration Date 1/20/2009*	2,500	5,206
Fortis, Expiration Date 7/4/2014*	9,978	0
HBOS PLC, Expiration Date 1/9/2009*	6,187	0
Lloyds TSB Group PLC, Expiration Date 1/12/2009*	831	0

Total Rights (Cost $0)		5,206
Exchange Traded Fund 0.3%
iShares MSCI Japan Index Fund (Cost $1,307,522)	115,271	1,106,602

	Principal Amount ($)(a)	Value ($)

Corporate Bonds 9.2%
Consumer Discretionary 1.3%
AMC Entertainment, Inc., 8.0%, 3/1/2014	70,000	43,050
American Achievement Corp., 144A, 8.25%, 4/1/2012	20,000	15,400
American Achievement Group Holding Corp., 16.75%, 10/1/2012 (PIK)	30,425	7,302
Asbury Automotive Group, Inc.:
7.625%, 3/15/2017	45,000	20,925
8.0%, 3/15/2014	20,000	9,500
Ashtead Holdings PLC, 144A, 8.625%, 8/1/2015	135,000	70,875
Cablevision Systems Corp., Series B, 8.334% ***, 4/1/2009	25,000	24,938
CanWest MediaWorks LP, 144A, 9.25%, 8/1/2015	35,000	13,300
Carrols Corp., 9.0%, 1/15/2013	25,000	16,875
Charter Communications Operating LLC, 144A, 10.875%, 9/15/2014	105,000	84,000
CSC Holdings, Inc.:
6.75%, 4/15/2012	30,000	27,450
Series B, 7.625%, 4/1/2011	40,000	37,700
Series B, 8.125%, 7/15/2009	45,000	44,775
Series B, 8.125%, 8/15/2009	85,000	84,575
Denny's Holdings, Inc., 10.0%, 10/1/2012	10,000	6,925
DIRECTV Holdings LLC, 7.625%, 5/15/2016	100,000	97,000
EchoStar DBS Corp.:
6.375%, 10/1/2011	70,000	65,100
6.625%, 10/1/2014	65,000	54,275
7.125%, 2/1/2016	50,000	41,750
Fontainebleau Las Vegas Holdings LLC, 144A, 10.25%, 6/15/2015	40,000	3,900
Great Canadian Gaming Corp., 144A, 7.25%, 2/15/2015	40,000	27,200
Group 1 Automotive, Inc., 8.25%, 8/15/2013	20,000	13,400
Hertz Corp., 8.875%, 1/1/2014	130,000	79,950
Historic TW, Inc., 9.125%, 1/15/2013	535,000	530,188
Idearc, Inc., 8.0%, 11/15/2016	85,000	6,375
Indianapolis Downs LLC, 144A, 11.0%, 11/1/2012	25,000	13,625
Isle of Capri Casinos, Inc., 7.0%, 3/1/2014	45,000	19,125
Kabel Deutschland GmbH, 10.625%, 7/1/2014	75,000	66,750
Lamar Media Corp., Series C, 6.625%, 8/15/2015	25,000	18,063
Liberty Media LLC, 5.7%, 5/15/2013	10,000	6,556
MediMedia USA, Inc., 144A, 11.375%, 11/15/2014	20,000	12,000
MGM MIRAGE:
6.625%, 7/15/2015	90,000	54,900
8.375%, 2/1/2011	35,000	20,825
MTR Gaming Group, Inc., Series B, 9.75%, 4/1/2010	60,000	45,000
Norcraft Holdings LP, 9.75%, 9/1/2012	125,000	93,125
Penske Automotive Group, Inc., 7.75%, 12/15/2016	75,000	34,875
Pinnacle Entertainment, Inc., 8.75%, 10/1/2013	25,000	19,750
Quebecor Media, Inc., 7.75%, 3/15/2016	25,000	16,875
Reader's Digest Association, Inc., 9.0%, 2/15/2017	25,000	2,156
Sabre Holdings Corp., 8.35%, 3/15/2016	40,000	8,900
Seminole Hard Rock Entertainment, Inc., 144A, 4.496% ***, 3/15/2014	50,000	25,375
Shingle Springs Tribal Gaming Authority, 144A, 9.375%, 6/15/2015	35,000	17,500
Simmons Co., Step-up Coupon, 0% to 12/15/2009, 10.0% to 12/15/2014	125,000	14,375
Sinclair Television Group, Inc., 8.0%, 3/15/2012	35,000	26,338
Sirius XM Radio, Inc., 9.625%, 8/1/2013	80,000	14,900
Sonic Automotive, Inc., Series B, 8.625%, 8/15/2013	45,000	16,763

TCI Communications, Inc., 8.75%, 8/1/2015		1,085,000	1,154,937
Time Warner Cable, Inc.:
5.4%, 7/2/2012		631,000	589,194
6.75%, 7/1/2018		490,000	471,774
Time Warner, Inc., 7.7%, 5/1/2032		235,000	235,290
Travelport LLC, 6.828% ***, 9/1/2014		35,000	10,325
Trump Entertainment Resorts, Inc., 8.5%, 6/1/2015 **		10,000	1,325
United Components, Inc., 9.375%, 6/15/2013		5,000	2,100
Unity Media GmbH, 144A, 8.75%, 2/15/2015	EUR	110,000	120,031
UPC Holding BV:
144A, 7.75%, 1/15/2014 EUR		50,000	53,169
144A, 8.0%, 11/1/2016 EUR		50,000	48,304
Viacom, Inc.:
5.75%, 4/30/2011		678,000	615,751
6.75%, 10/5/2037		360,000	277,482
Videotron Ltd., 144A, 9.125%, 4/15/2018		15,000	13,950
Vitro SAB de CV, 9.125%, 2/1/2017		140,000	42,000

			5,610,136
Consumer Staples 0.6%
Alliance One International, Inc., 8.5%, 5/15/2012		20,000	14,700
Altria Group, Inc.:
8.5%, 11/10/2013		30,000	31,072
9.7%, 11/10/2018		15,000	16,213
CVS Caremark Corp., 6.302%, 6/1/2037		1,336,000	681,360
Delhaize America, Inc., 9.0%, 4/15/2031		565,000	571,396
Miller Brewing Co., 144A, 5.5%, 8/15/2013		835,000	778,542
SABMiller PLC, 144A, 5.7%, 1/15/2014		475,000	437,943
Smithfield Foods, Inc., 7.75%, 7/1/2017		15,000	8,550

			2,539,776
Energy 1.8%
Atlas Energy Resources LLC, 144A, 10.75%, 2/1/2018		80,000	48,800
Belden & Blake Corp., 8.75%, 7/15/2012		205,000	140,425
Bristow Group, Inc., 7.5%, 9/15/2017		35,000	23,450
Chaparral Energy, Inc., 8.5%, 12/1/2015		45,000	9,000
Chesapeake Energy Corp.:
6.25%, 1/15/2018		50,000	37,000
6.875%, 1/15/2016		145,000	116,000
7.25%, 12/15/2018		70,000	54,600
7.5%, 6/15/2014		15,000	12,675
Cimarex Energy Co., 7.125%, 5/1/2017		30,000	23,400
Colorado Interstate Gas Co., 6.8%, 11/15/2015		20,000	17,230
Delta Petroleum Corp., 7.0%, 4/1/2015		65,000	13,000
Dynegy Holdings, Inc., 6.875%, 4/1/2011		15,000	13,125
El Paso Corp.:
7.25%, 6/1/2018		90,000	71,430
7.75%, 6/15/2010		15,000	13,905
9.625%, 5/15/2012		34,000	28,870
Energy Transfer Partners LP, 9.7%, 3/15/2019 (b)		660,000	680,071
EXCO Resources, Inc., 7.25%, 1/15/2011		60,000	46,800
Forest Oil Corp., 144A, 7.25%, 6/15/2019		20,000	14,600
Frontier Oil Corp.:
6.625%, 10/1/2011		25,000	22,625
8.5%, 9/15/2016		50,000	44,125
KCS Energy, Inc., 7.125%, 4/1/2012		155,000	116,250
Kinder Morgan Energy Partners LP:

6.95%, 1/15/2038 (b)	635,000	513,554
9.0%, 2/1/2019	410,000	427,767
Mariner Energy, Inc.:
7.5%, 4/15/2013	35,000	22,400
8.0%, 5/15/2017	25,000	13,000
Newfield Exploration Co., 7.125%, 5/15/2018	60,000	47,400
OPTI Canada, Inc.:
7.875%, 12/15/2014	60,000	30,600
8.25%, 12/15/2014	110,000	59,400
Petro-Canada, 6.8%, 5/15/2038	665,000	501,832
Petrohawk Energy Corp.:
144A, 7.875%, 6/1/2015	20,000	14,800
9.125%, 7/15/2013	20,000	16,200
Plains Exploration & Production Co.:
7.0%, 3/15/2017	40,000	27,400
7.625%, 6/1/2018	70,000	47,950
Quicksilver Resources, Inc., 7.125%, 4/1/2016	110,000	58,850
Range Resources Corp., 7.25%, 5/1/2018	10,000	8,350
Rockies Express Pipeline LLC, 144A, 7.5%, 7/15/2038	375,000	328,152
SandRidge Energy, Inc., 144A, 8.0%, 6/1/2018	30,000	16,650
Southwestern Energy Co., 144A, 7.5%, 2/1/2018	10,000	8,750
SPI Electricity Property Ltd., 144A, 7.25%, 12/1/2016	2,875,000	3,006,370
Stone Energy Corp.:
6.75%, 12/15/2014	60,000	29,400
8.25%, 12/15/2011	110,000	68,200
Tennessee Gas Pipeline Co., 7.625%, 4/1/2037	15,000	11,906
Tesoro Corp., 6.5%, 6/1/2017	40,000	21,950
TransCanada PipeLines Ltd., 7.25%, 8/15/2038	385,000	383,237
Whiting Petroleum Corp.:
7.0%, 2/1/2014	45,000	31,725
7.25%, 5/1/2012	45,000	33,525
7.25%, 5/1/2013	5,000	3,550
Williams Companies, Inc.:
8.125%, 3/15/2012	135,000	124,369
8.75%, 3/15/2032	70,000	52,150
Williams Partners LP, 7.25%, 2/1/2017	35,000	27,650

		7,484,468
Financials 2.3%
Algoma Acquisition Corp., 144A, 9.875%, 6/15/2015	85,000	32,300
American General Finance Corp.:
Series H, 4.625%, 9/1/2010	1,305,000	661,104
Series J, 5.625%, 8/17/2011	895,000	412,003
ANZ National International Ltd., 144A, 6.2%, 7/19/2013	400,000	387,024
Ashton Woods USA LLC, 9.5%, 10/1/2015 **	100,000	20,000
Buffalo Thunder Development Authority, 144A, 9.375%, 12/15/2014	20,000	4,000
Citigroup, Inc., 6.5%, 8/19/2013	45,000	45,409
Erac USA Finance Co.:
144A, 5.8%, 10/15/2012	420,000	351,342
144A, 7.0%, 10/15/2037	995,000	548,022
144A, 8.0%, 1/15/2011	1,180,000	1,106,945
Farmers Exchange Capital, 144A, 7.2%, 7/15/2048	760,000	421,240
Ford Motor Credit Co., LLC:
7.25%, 10/25/2011	300,000	219,153
7.875%, 6/15/2010	95,000	76,017
FPL Group Capital, Inc., 6.65%, 6/15/2067	1,037,000	539,240
GMAC LLC, 144A, 6.875%, 9/15/2011	186,000	132,910

Hawker Beechcraft Acquisition Co., LLC:
8.5%, 4/1/2015		95,000	38,950
8.875%, 4/1/2015 (PIK)		70,000	23,800
HBOS PLC, 144A, 6.75%, 5/21/2018		185,000	162,818
Hexion US Finance Corp., 9.75%, 11/15/2014		10,000	2,850
Inmarsat Finance PLC, 10.375%, 11/15/2012		135,000	119,644
iPayment, Inc., 9.75%, 5/15/2014		40,000	20,000
Local TV Finance LLC, 144A, 9.25%, 6/15/2015 (PIK)		40,000	8,800
Merrill Lynch & Co., Inc.:
Series C, 5.45%, 7/15/2014 (b)		169,000	167,060
7.75%, 5/14/2038 (b)		385,000	424,147
Metropolitan Life Global Funding I, 144A, 5.125%, 4/10/2013		695,000	647,573
Morgan Stanley, Series F, 6.0%, 4/28/2015		975,000	841,162
NiSource Finance Corp., 7.875%, 11/15/2010		65,000	59,481
Orascom Telecom Finance SCA, 144A, 7.875%, 2/8/2014		100,000	53,000
Qwest Capital Funding, Inc., 7.0%, 8/3/2009		30,000	29,400
Rainbow National Services LLC, 144A, 10.375%, 9/1/2014		5,000	4,450
Shell International Finance BV, 6.375%, 12/15/2038		510,000	573,744
Sprint Capital Corp.:
7.625%, 1/30/2011		30,000	25,050
8.375%, 3/15/2012		15,000	12,000
StanCorp Financial Group, Inc., 6.9%, 5/29/2067		720,000	392,703
Symetra Financial Corp., 144A, 8.3%, 10/15/2037		340,000	170,000
Tropicana Entertainment LLC, 9.625%, 12/15/2014 **		105,000	1,050
UCI Holdco, Inc., 9.996% ***, 12/15/2013 (PIK)		53,961	9,173
UDR, Inc., Series E, (REIT), 3.9%, 3/15/2010		305,000	264,482
Universal City Development Partners Ltd., 11.75%, 4/1/2010		185,000	119,325
Williams Companies, Inc., Credit Linked Certificate Trust, 144A, 6.75%, 4/15/2009		10,000	9,913
Wind Acquisition Finance SA:
144A, 9.75%, 12/1/2015	EUEUR	50,000	56,644
144A, 10.75%, 12/1/2015		75,000	64,500
Xstrata Finance Canada Ltd., 144A, 5.8%, 11/15/2016		711,000	448,840

			9,707,268
Health Care 0.2%
Advanced Medical Optics, Inc., 7.5%, 5/1/2017		80,000	40,800
Boston Scientific Corp., 6.0%, 6/15/2011		50,000	47,500
Community Health Systems, Inc., 8.875%, 7/15/2015		290,000	266,800
HCA, Inc.:
9.125%, 11/15/2014		60,000	55,650
9.25%, 11/15/2016		190,000	174,325
9.625%, 11/15/2016 (PIK)		65,000	50,700
HEALTHSOUTH Corp., 10.75%, 6/15/2016		25,000	22,937
IASIS Healthcare LLC, 8.75%, 6/15/2014		70,000	54,250
Psychiatric Solutions, Inc., 7.75%, 7/15/2015		40,000	29,400
Surgical Care Affiliates, Inc., 144A, 8.875%, 7/15/2015 (PIK)		45,000	27,450
The Cooper Companies, Inc., 7.125%, 2/15/2015		75,000	63,000
Vanguard Health Holding Co. I, LLC, Step-up Coupon, 0% to 10/1/2009, 11.25% to 10/1/2015		15,000	11,775
Vanguard Health Holding Co. II, LLC, 9.0%, 10/1/2014		125,000	104,375

			948,962
Industrials 0.4%
Actuant Corp., 6.875%, 6/15/2017		25,000	18,813
Allied Waste North America, Inc., 6.5%, 11/15/2010		25,000	24,125
ARAMARK Corp., 8.5%, 2/1/2015		15,000	13,575
Baldor Electric Co., 8.625%, 2/15/2017		30,000	22,350

BE Aerospace, Inc., 8.5%, 7/1/2018	70,000	63,000
Belden, Inc., 7.0%, 3/15/2017	30,000	22,500
Browning-Ferris Industries, Inc., 7.4%, 9/15/2035	105,000	86,622
Cenveo Corp., 144A, 10.5%, 8/15/2016	35,000	20,300
DRS Technologies, Inc.:
6.625%, 2/1/2016	90,000	90,000
6.875%, 11/1/2013	105,000	104,475
7.625%, 2/1/2018	130,000	130,000
Esco Corp.:
144A, 5.871% ***, 12/15/2013	35,000	22,400
144A, 8.625%, 12/15/2013	65,000	45,500
General Cable Corp., 7.125%, 4/1/2017	95,000	62,700
Great Lakes Dredge & Dock Co., 7.75%, 12/15/2013	30,000	23,137
K. Hovnanian Enterprises, Inc., 8.875%, 4/1/2012	30,000	8,700
Kansas City Southern de Mexico SA de CV:
7.375%, 6/1/2014	60,000	49,092
7.625%, 12/1/2013	110,000	90,200
9.375%, 5/1/2012	95,000	86,925
Kansas City Southern Railway Co.:
7.5%, 6/15/2009	20,000	20,050
8.0%, 6/1/2015	65,000	51,350
Mobile Mini, Inc., 9.75%, 8/1/2014	40,000	28,400
Moog, Inc., 144A, 7.25%, 6/15/2018	15,000	12,000
Navios Maritime Holdings, Inc., 9.5%, 12/15/2014	60,000	33,300
Ply Gem Industries, Inc., 11.75%, 6/15/2013	25,000	13,500
R.H. Donnelley Corp., Series A-4, 8.875%, 10/15/2017	110,000	16,500
RBS Global & Rexnord Corp., 9.5%, 8/1/2014	35,000	26,075
Seitel, Inc., 9.75%, 2/15/2014	20,000	7,200
Titan International, Inc., 8.0%, 1/15/2012	130,000	96,200
TransDigm, Inc., 7.75%, 7/15/2014	20,000	16,400
United Rentals North America, Inc.:
6.5%, 2/15/2012	80,000	63,200
7.0%, 2/15/2014	105,000	64,050
Vought Aircraft Industries, Inc., 8.0%, 7/15/2011	25,000	16,875

		1,449,514
Information Technology 0.5%
Alion Science & Technology Corp., 10.25%, 2/1/2015	25,000	11,281
Broadridge Financial Solutions, Inc., 6.125%, 6/1/2017	145,000	105,279
Dun & Bradstreet Corp., 6.0%, 4/1/2013	725,000	684,797
L-3 Communications Corp.:
5.875%, 1/15/2015	125,000	112,500
Series B, 6.375%, 10/15/2015	60,000	56,100
7.625%, 6/15/2012	120,000	117,300
Lucent Technologies, Inc., 6.45%, 3/15/2029	110,000	44,000
MasTec, Inc., 7.625%, 2/1/2017	50,000	37,563
Seagate Technology HDD Holdings, 6.8%, 10/1/2016	70,000	36,400
SunGard Data Systems, Inc., 10.25%, 8/15/2015	95,000	62,700
Tyco Electronics Group SA, 6.0%, 10/1/2012	930,000	838,956

		2,106,876
Materials 0.5%
Appleton Papers, Inc., Series B, 8.125%, 6/15/2011	20,000	13,800
ARCO Chemical Co., 9.8%, 2/1/2020	285,000	31,350
Barrick North America Finance LLC, 7.5%, 9/15/2038	545,000	476,532
Cascades, Inc., 7.25%, 2/15/2013	90,000	45,900
Chemtura Corp., 6.875%, 6/1/2016	75,000	38,250

Clondalkin Acquisition BV, 144A, 3.996% ***, 12/15/2013		75,000	37,875
CPG International I, Inc., 10.5%, 7/1/2013		60,000	33,600
Exopack Holding Corp., 11.25%, 2/1/2014		130,000	76,050
Freeport-McMoRan Copper & Gold, Inc.:
6.875%, 2/1/2014		10,000	9,000
8.25%, 4/1/2015		90,000	76,500
8.375%, 4/1/2017		175,000	143,500
Georgia-Pacific LLC:
144A, 7.125%, 1/15/2017		25,000	21,000
9.5%, 12/1/2011		30,000	28,350
Hexcel Corp., 6.75%, 2/1/2015		155,000	117,800
Innophos, Inc., 8.875%, 8/15/2014		15,000	10,500
Jefferson Smurfit Corp., 8.25%, 10/1/2012		45,000	7,650
Koppers Holdings, Inc., Step-up Coupon, 0% to 11/15/2009, 9.875% to 11/15/2014		100,000	77,500
Metals USA Holdings Corp., 10.883% ***, 7/1/2012 (PIK)		20,544	5,752
Millar Western Forest Products Ltd., 7.75%, 11/15/2013		15,000	7,500
NewMarket Corp., 7.125%, 12/15/2016		80,000	60,000
NewPage Corp., 10.0%, 5/1/2012		85,000	37,400
OI European Group BV, 144A, 6.875%, 3/31/2017	EUR	50,000	50,737
Rhodia SA, 144A, 8.068% ***, 10/15/2013	EUR	50,000	34,751
Sappi Papier Holding AG, 144A, 6.75%, 6/15/2012		499,000	372,524
Smurfit-Stone Container Enterprises, Inc., 8.0%, 3/15/2017		50,000	9,500
Steel Dynamics, Inc., 7.375%, 11/1/2012		5,000	3,650
Terra Capital, Inc., Series B, 7.0%, 2/1/2017		80,000	58,800
The Mosaic Co., 144A, 7.375%, 12/1/2014		110,000	90,200
Witco Corp., 6.875%, 2/1/2026		25,000	7,000
Wolverine Tube, Inc., 10.5%, 4/1/2009		65,000	52,325
Xstrata Canada Corp., 6.0%, 10/15/2015		160,000	107,107

			2,142,403
Telecommunication Services 0.3%
BCM Ireland Preferred Equity Ltd., 144A, 11.245% ***, 2/15/2017 (PIK)	EUR	54,593	6,475
Centennial Communications Corp.:
10.0%, 1/1/2013		25,000	25,875
10.125%, 6/15/2013		65,000	65,650
Cincinnati Bell, Inc.:
7.25%, 7/15/2013		95,000	83,600
8.375%, 1/15/2014		40,000	30,800
Cricket Communications, Inc.:
9.375%, 11/1/2014		85,000	76,500
144A, 10.0%, 7/15/2015		70,000	64,050
Frontier Communications Corp.:
6.25%, 1/15/2013		40,000	34,000
9.25%, 5/15/2011		20,000	19,000
Hellas Telecommunications Luxembourg V, 144A, 8.818% ***, 10/15/2012	EUR	200,000	164,026
Intelsat Corp., 144A, 9.25%, 6/15/2016		165,000	150,150
iPCS, Inc., 5.318% ***, 5/1/2013		15,000	10,650
MetroPCS Wireless, Inc., 9.25%, 11/1/2014		105,000	93,975
Millicom International Cellular SA, 10.0%, 12/1/2013		155,000	139,500
Qwest Corp.:
7.25%, 9/15/2025		15,000	10,050
7.875%, 9/1/2011		90,000	82,800
8.875%, 3/15/2012		20,000	18,500
Sprint Nextel Corp., 6.0%, 12/1/2016		45,000	31,725
Stratos Global Corp., 9.875%, 2/15/2013		30,000	28,350
Telesat Canada, 144A, 11.0%, 11/1/2015		110,000	78,650
Virgin Media Finance PLC:

8.75%, 4/15/2014		90,000	67,500
8.75%, 4/15/2014	EUR	20,000	19,599
Windstream Corp.:
7.0%, 3/15/2019		40,000	30,800
8.625%, 8/1/2016		10,000	8,850

			1,341,075
Utilities 1.3%
AES Corp.:
8.0%, 10/15/2017		75,000	61,500
144A, 8.0%, 6/1/2020		70,000	54,250
144A, 8.75%, 5/15/2013		230,000	220,800
9.5%, 6/1/2009		50,000	49,625
Allegheny Energy Supply Co., LLC, 144A, 8.25%, 4/15/2012		300,000	295,500
Arizona Public Service Co., 6.875%, 8/1/2036		490,000	340,935
CMS Energy Corp., 8.5%, 4/15/2011		175,000	172,341
Dominion Resources, Inc., 7.5%, 6/30/2066		900,000	450,000
Edison Mission Energy, 7.0%, 5/15/2017		75,000	65,250
Energy East Corp., 6.75%, 6/15/2012		970,000	972,090
Energy Future Holdings Corp., 144A, 10.875%, 11/1/2017		110,000	78,100
Integrys Energy Group, Inc., 6.11%, 12/1/2066		795,000	381,600
IPALCO Enterprises, Inc., 144A, 7.25%, 4/1/2016		35,000	28,700
Knight, Inc., 6.5%, 9/1/2012		60,000	50,700
Mirant Americas Generation LLC, 8.3%, 5/1/2011		90,000	87,300
Mirant North America LLC, 7.375%, 12/31/2013		25,000	24,000
Monongahela Power Co., 144A, 7.95%, 12/15/2013		325,000	325,013
NRG Energy, Inc.:
7.25%, 2/1/2014		80,000	74,800
7.375%, 1/15/2017		60,000	55,200
7.375%, 2/1/2016		70,000	65,100
NV Energy, Inc.:
6.75%, 8/15/2017		85,000	65,250
8.625%, 3/15/2014		15,000	13,524
Oncor Electric Delivery Co., 7.0%, 9/1/2022		30,000	28,032
PPL Capital Funding, Inc., Series A, 6.7%, 3/30/2067		1,135,000	499,400
PPL Energy Supply LLC, 5.4%, 8/15/2014		355,000	303,127
Regency Energy Partners LP, 8.375%, 12/15/2013		50,000	34,250
Reliant Energy, Inc., 7.875%, 6/15/2017		85,000	68,850
Texas Competitive Electric Holdings Co., LLC, 144A, 10.5%, 11/1/2015		185,000	131,350
Union Electric Co., 6.4%, 6/15/2017		555,000	505,967

			5,502,554

Total Corporate Bonds (Cost $49,501,298)			38,833,032
Asset-Backed 0.5%
Home Equity Loans
Bayview Financial Acquisition Trust, “1A1”, Series 2006-A, 5.614%, 2/28/2041		165,479	157,780
Countrywide Asset-Backed Certificates:
“AF3”, Series 2005-1, 4.575%, 7/25/2035		247,710	239,632
“A6”, Series 2006-S6, 5.657%, 3/25/2034		1,320,000	577,246
“A6”, Series 2006-15, 5.826%, 10/25/2046		450,000	262,126
“A1B”, Series 2007-S1, 5.888%, 11/25/2036		452,067	292,197
“1AF6”, Series 2006-11, 6.15%, 9/25/2046		1,295,000	636,892

Total Asset-Backed (Cost $3,922,247)			2,165,873
Commercial and Non-Agency Mortgage-Backed Securities 8.3%
Adjustable Rate Mortgage Trust, “1A4”, Series 2006-2, 5.751% ***, 5/25/2036		1,345,000	580,089

Banc of America Commercial Mortgage, Inc.:
“AM”, Series 2007-2, 5.699% ***, 4/10/2049	640,000	293,455
“AM”, Series 2007-4, 5.812% ***, 2/10/2051	375,000	172,408
“ASB”, Series 2008-1, 6.173%, 2/10/2051	550,000	398,349
Banc of America Mortgage Securities, “3A1”, Series 2003-H, 4.538% ***, 9/25/2033	947,633	753,624
Bear Stearns Adjustable Rate Mortgage Trust:
“3A1”, Series 2007-5, 5.98% ***, 8/25/2047	1,126,201	652,384
“22A1”, Series 2007-4, 5.995% ***, 6/25/2047	897,620	545,688
Chase Mortgage Finance Corp., “3A1”, Series 2005-A1, 5.284% ***, 12/25/2035	994,090	647,504
Citicorp Mortgage Securities, Inc., “1A1”, Series 2004-8, 5.5%, 10/25/2034	765,782	645,753
Citigroup Mortgage Loan Trust, Inc., “1CB2”, Series 2004-NCM2, 6.75%, 8/25/2034	1,029,915	777,264
Citigroup/Deutsche Bank Commercial Mortgage Trust, “A2B”, Series 2007-CD4, 5.205%, 12/11/2049	875,000	725,749
Countrywide Alternative Loan Trust:
“A2”, Series 2003-21T1, 5.25%, 12/25/2033	679,128	593,258
“A6”, Series 2004-14T2, 5.5%, 8/25/2034	606,565	538,614
“1A1”, Series 2004-J1, 6.0%, 2/25/2034	126,627	98,690
Credit Suisse Mortgage Capital Certificates, Inc.:
“10A2”, Series 2007-5, 6.0%, 4/25/2029	959,521	699,850
“3A1”, Series 2006-9, 6.0%, 11/25/2036	456,501	241,660
“3A19”, Series 2007-5, 6.0%, 8/25/2037	1,315,242	1,064,524
“5A14”, Series 2007-1, 6.0%, 2/25/2037	1,139,144	739,303
GMAC Mortgage Corp. Loan Trust:
“A2”, Series 2004-J1, 5.25%, 4/25/2034	603,682	520,153
“4A1”, Series 2005-AR6, 5.467% ***, 11/19/2035	1,010,447	644,306
GS Mortgage Securities Corp. II, “A2”, Series 2007-GG10, 5.778%, 8/10/2045	2,130,000	1,618,829
JPMorgan Chase Commercial Mortgage Securities Corp.:
“ASB”, Series 2007-CB20, 5.688%, 2/12/2051	350,000	249,766
“ASB”, Series 2007-CB19, 5.73% ***, 2/12/2049	1,280,000	928,950
“A2”, Series 2007-LD11, 5.804% ***, 6/15/2049	200,000	152,885
“A4”, Series 2007-LD12, 5.882%, 2/15/2051	273,000	194,144
“AM”, Series 2007-LD12, 6.062% ***, 2/15/2051	825,000	387,415
JPMorgan Mortgage Trust:
“3A3”, Series 2004-A3, 4.958% ***, 7/25/2034	1,380,000	679,658
“2A4”, Series 2006-A2, 5.754% ***, 4/25/2036	2,000,000	861,537
“1A1”, Series 2008-R2, 144A, 5.762% ***, 7/27/2037	656,809	456,975
“2A1” Series 2006-A5, 5.819% ***, 8/25/2036	972,460	618,544
Lehman Mortgage Trust, “3A3”, Series 2006-1, 5.5%, 2/25/2036	1,122,181	912,772
MASTR Adjustable Rate Mortgages Trust:
“3A6”,Series 2004-13, 3.788% ***, 11/21/2034	1,185,000	862,382
“B1”, Series 2004-13, 4.365% ***, 12/21/2034	1,358,296	672,251
MASTR Alternative Loans Trust, “8A1”, Series 2004-3, 7.0%, 4/25/2034	31,659	23,576
MASTR Asset Securitization Trust, “2A7”, Series 2003-9, 5.5%, 10/25/2033	936,228	725,577
Merrill Lynch Mortgage Investors Trust, “A2”, Series 2005-A5, 4.566%, 6/25/2035	175,000	100,481
Merrill Lynch Mortgage Trust, “ASB”, Series 2007-C1, 5.829% ***, 6/12/2050	535,000	381,121
Merrill Lynch/Countrywide Commercial Mortgage Trust:
“ASB”, Series 2007-9, 5.644%, 9/12/2049	450,000	317,186
“ASB”, Series 2007-7, 5.745%, 6/12/2050	700,000	499,238
Morgan Stanley Capital I:
“A2”, Series 2007-HQ11, 5.359%, 2/12/2044	2,200,000	1,742,674
“AAB”, Series 2007-IQ14, 5.654%, 4/15/2049	1,410,000	1,003,059
New York Mortgage Trust, “2A3”, Series 2006-1, 5.652% ***, 5/25/2036	1,400,000	695,449
Residential Accredit Loans, Inc.:
“A3”, Series 2004-QS11, 5.5%, 8/25/2034	429,860	333,141
“CB”, Series 2004-QS2, 5.75%, 2/25/2034	592,303	372,781
Structured Adjustable Rate Mortgage Loan Trust, “6A3”, Series 2005-21, 5.4% ***, 11/25/2035	1,190,000	493,862
Structured Asset Securities Corp., “4A1”, Series 2005-6, 5.0%, 5/25/2035	311,383	261,854

Wachovia Bank Commercial Mortgage Trust:
“A3”, Series 2007-C30, 5.246%, 12/15/2043	1,000,000	758,321
“A2”, Series 2007-C32, 5.736% ***, 6/15/2049	570,000	445,793
Washington Mutual Mortgage Pass-Through Certificates Trust:
“1A3”, Series 2005-AR16, 5.102% ***, 12/25/2035	1,305,000	696,179
“1A3A”, Series 2005-AR18, 5.253% ***, 1/25/2036	1,625,000	804,346
“1A1”, Series 2006-AR18, 5.339% ***, 1/25/2037	1,138,515	641,359
“2A2”, Series 2006-AR18, 5.489% ***, 1/25/2037	1,385,000	596,480
“1A3”, Series 2006-AR8, 5.871% ***, 8/25/2046	1,395,000	661,090
Wells Fargo Mortgage Backed Securities Trust:
“2A5”, Series 2006-AR2, 5.093% ***, 3/25/2036	3,359,628	2,082,066
“3A2”, Series 2006-AR8, 5.237% ***, 4/25/2036	2,070,000	786,119
“A6”, Series 2006-AR11, 5.512% ***, 8/25/2036	1,995,000	864,090

Total Commercial and Non-Agency Mortgage-Backed Securities (Cost $54,611,952)		35,214,575
Collateralized Mortgage Obligations 1.3%
Federal Home Loan Mortgage Corp.:
“LN”, Series 3145, 4.5%, 10/15/2034	1,154,975	1,168,824
“BG”, Series 2869, 5.0%, 7/15/2033	315,000	322,116
“NE”, Series 2802, 5.0%, 2/15/2033	880,000	899,283
Federal National Mortgage Association:
“YD”, Series 2005-94, 4.5%, 8/25/2033	1,445,000	1,425,850
“EA”, Series 2008-54, 5.0%, 7/25/2019	1,602,244	1,648,285

Total Collateralized Mortgage Obligations (Cost $5,118,977)		5,464,358
Mortgage-Backed Securities Pass-Throughs 6.2%
Federal Home Loan Mortgage Corp.:
4.5%, 11/1/2018	1,018,120	1,046,675
5.5%, 10/1/2023	755,960	776,335
5.518% ***, 2/1/2038	711,873	719,774
6.5%,with various maturities from 1/1/2035 until 8/1/2038	1,413,759	1,476,585
Federal National Mortgage Association:
4.5%,with various maturities from 7/1/2020 until 10/1/2033	3,055,968	3,120,599
5.0%, 9/1/2033	1,261,485	1,292,185
5.5%,with various maturities from 1/1/2020 until 7/1/2037	12,191,413	12,506,428
6.0%,with various maturities from 1/1/2024 until 4/1/2024	1,571,928	1,628,108
6.5%,with various maturities from 5/1/2023 until 6/1/2036	2,611,049	2,726,746
7.0%, 4/1/2038	1,157,520	1,214,040
9.0%, 11/1/2030	53,261	58,282

Total Mortgage-Backed Securities Pass-Throughs (Cost $25,630,596)		26,565,757
Preferred Securities 0.5%
Financials
Bank of America Corp., Series M, 8.125%, 5/15/2018 (c)	595,000	445,060
Citigroup Capital XXI, 8.3%, 12/21/2057	385,000	296,926
Citigroup, Inc., Series E, 8.4%, 4/30/2018 (c)	50,000	33,015
Oil Insurance Ltd., 144A, 7.558%, 6/30/2011 (c)	1,594,000	600,061
Royal Bank of Scotland Group PLC, Series U, 7.64%, 9/29/2017 (c)	900,000	358,456
Stoneheath Re, 6.868%, 10/15/2011 (c)	1,460,000	292,000

Total Preferred Securities (Cost $4,840,448)		2,025,518
Municipal Bonds and Notes 1.6%
Arizona, Salt River Project, Agricultural Improvement & Power District, Electric Systems Revenue, Series A, 5.0%, 1/1/2038	480,000	461,539
Central Puget Sound, WA, Regional Transportation Authority, Sales & Use Tax Revenue, Series A, 5.0%, 11/1/2036	295,000	276,474

Florida, State Board of Education, Capital Outlay 2006, Series E, 5.0%, 6/1/2035					500,000		475,375
Hammond, IN, Redevelopment Authority Lease Rent Revenue, Hammond Marina Project, 5.57%, 2/1/2014 (d)					610,000		588,772
Palm Beach County, FL, Public Improvement Revenue, 5.0%, 5/1/2038					390,000		362,805
San Diego, CA, Redevelopment Agency, Taxable Housing Allocation, 5.81%, 9/1/2019 (d)					2,300,000		2,126,534
Suffolk, VA, Multi-Family Housing Revenue, Redevelopment & Housing Authority, Windsor at Potomac, Series T, 6.6%, 7/1/2015					1,475,000		1,485,458
Whittier, CA, Redevelopment Agency, Tax Allocation, Housing Projects, Series B, 6.09%, 11/1/2038 (d)					1,400,000		838,712

Total Municipal Bonds and Notes (Cost $7,438,322)							6,615,669
Government & Agency Obligations 7.0%
US Treasury Obligations
US Treasury Bills:
0.04% ****, 5/21/2009 (e)					98,000		97,972
0.17% ****, 1/15/2009 (e)					5,445,000		5,444,973
US Treasury Bonds:
4.5%, 5/15/2038 (b)					1,278,000		1,744,271
5.5%, 8/15/2028 (b)					2,967,000		4,010,084
US Treasury Notes:
0.875%, 12/31/2010					9,630,000		9,651,070
1.5%, 12/31/2013					190,000		189,569
3.75%, 11/15/2018 (b)					2,757,000		3,121,007
4.875%, 4/30/2011 (b)					4,395,000		4,818,362
4.875%, 5/31/2011 (b) (e)					500,000		549,648
5.125%, 5/15/2016					190,000		230,063

Total Government & Agency Obligations (Cost $28,919,270)							29,857,019
					Shares		Value ($)

Securities Lending Collateral 3.2%
Daily Assets Fund Institutional, 1.69% (f) (g) (Cost $13,725,859)					13,725,859		13,725,859
Cash Equivalents 5.6%
Cash Management QP Trust, 1.42% (f) (Cost $23,878,367)					23,878,367		23,878,367
					% of Net Assets		Value ($)

Total Investment Portfolio (Cost $526,591,884) †					103.0		438,041,857
Other Assets and Liabilities, Net					(3.0)		(12,599,309)

Net Assets					100.0		425,442,548

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*	Non-income producing security.
**	Non-income producing security. Issuer has defaulted on the payment of principal or interest or has filed for bankruptcy. The following table represents bonds that are in default:
		Maturity			Acquisition
Securities	Coupon	Date	Principal Amount		Cost ($)	Value ($)
Ashton Woods USA LLC	9.5%	10/1/2015	100,000	USD	51,000	20,000

Tropicana Entertainment LLC	9.625%	12/15/2014	105,000	USD	54,144	1,050
Trump Entertainment Resorts, Inc.	8.5%	6/1/2015	10,000	USD	7,225	1,325
					112,369	22,375
***

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of December 31, 2008.

****						Annualized yield at time of purchase; not a coupon rate.
†

The cost for federal income tax purposes was $530,040,272. At December 31, 2008, net unrealized depreciation for all securities based on tax cost was $91,998,415. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $9,576,720 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $101,575,135.

(a)						Principal amount stated in US dollars unless otherwise noted.
(b)						All or a portion of these securities were on loan. The value of all securities loaned at December 31, 2008 amounted to $13,175,023 which is 3.1% of net assets.
(c)						Date shown is call date; not a maturity date for the perpetual preferred securities.
(d)						Bond is insured by one of these companies:
Insurance Coverage						As a % of Total Investment Portfolio
MBIA Corp.						0.3
XL Capital Assurance						0.5
(e)						At December 31, 2008, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(f)						Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(g)						Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
CVA: Certificaten Van Aandelen
FDR: Fiduciary Depositary Receipt
MSCI: Morgan Stanley Capital International
PIK: Denotes that all or a portion of the income is paid in kind.
PPS: Price Protected Shares

REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, US persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act.

REIT: Real Estate Investment Trust
RSP: Risparmio (Convertible Savings Shares)
SDR: Swedish Depositary Receipt

At December 31, 2008, open futures contracts purchased were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)

10 Year Australian Treasury Bond	3/16/2009	64	5,015,815	5,193,693	177,878
10 Year Canadian Government Bond	3/20/2009	26	2,560,038	2,669,713	109,675
5 Year US Treasury Note	3/31/2009	177	20,351,338	21,072,680	721,342
AEX Index	1/16/2009	6	412,735	410,926	(1,809)
ASX SPI 200 Index	3/19/2009	1	62,088	65,293	3,205
DJ Euro Stoxx 50 Index	3/20/2009	9	302,659	306,506	3,847
Federal Republic of Germany Euro-Bund	3/6/2009	84	14,524,440	14,576,834	52,394
FTSE 100 Index	3/20/2009	32	1,960,803	2,019,752	58,949
IBEX 35 Index	1/16/2009	3	377,041	380,025	2,984
Nikkei 225 Index	3/12/2009	1	43,479	45,700	2,221
Russell E mini 2000 Index	3/20/2009	56	2,631,552	2,788,240	156,688
S&P E-Mini 500 Index	3/20/2009	118	5,218,830	5,310,590	91,760
S&P MIB Index	3/20/2009	3	399,935	404,963	5,028
United Kingdom Long Gilt Bond	3/27/2009	78	13,176,206	13,846,486	670,280
Total net unrealized appreciation	2,054,442

At December 31, 2008, open futures contracts sold were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Depreciation ($)

10 Year US Treasury Note	3/20/2009	258	31,331,031	32,443,500	(1,112,469)
S&P E-Mini 500 Index	3/20/2009	121	5,277,131	5,445,606	(168,475)
Total unrealized depreciation	(1,280,944)

At December 31, 2008, the Fund had the following open forward foreign currency exchange contracts:
Contracts to Deliver	In Exchange For	Settlement Date	Unrealized Appreciation ($)
EUR	384,300	USD	553,321	1/15/2009	19,366
EUR	7,700	USD	10,754	1/15/2009	55
USD	2,120,473	JPY	196,500,000	1/21/2009	48,161

USD	5,833,931	SEK	48,795,000	1/21/2009	333,849
Total unrealized appreciation					401,431
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)
EUR	4,700	USD	6,504	1/15/2009	(26)

Currency Abbreviations
EUR	Euro	SEK	Swedish Krona
JPY	Japanese Yen	USD	United States Dollar

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal Home Loan Mortgage Corp. and Federal National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

At December 31, 2008, the DWS Lifecycle Long Range Fund had the following geographical diversification:
	Market Value ($)	As a % of Common, Preferred Stocks, Rights & Exchange Trades Fund
United States	206,786,745	81.5%
Europe (excluding United Kingdom)	27,279,642	10.7%
Japan	7,335,839	2.9%
Pacific Basin	4,492,788	1.8%
United Kingdom	3,458,688	1.4%
Other	4,342,128	1.7%
Total	253,695,830	100.0%

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements," establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2008 in valuing the Fund's investments. Please see below for information on the Fund’s policy regarding valuation inputs, and their aggregate levels used in the table below:

Valuation Inputs	Investments in Securities	Other Financial Instruments††
Level 1	$ 226,646,214	$ 773,498
Level 2	210,632,854	401,405
Level 3	762,789	-
Total	$ 438,041,857	$ 1,174,903

†† Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as future contracts and forward foreign currency exchange contracts, which are valued at the unrealized appreciation on the instrument.

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining the value at December 31, 2008:

Investments in Securities
Balance as of April 1, 2008	$ 1,164,496
Total realized gain (loss)	3,452
Change in unrealized appreciation (depreciation)	(1,030,489)
Amortization Premium/Discount	(1,272)
Net purchases (sales)	617,833
Net transfers in (out) of Level 3	8,769
Balance as of December 31, 2008	$ 762,789

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Lifecycle Long Range Fund, a series of DWS Advisor Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	February 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Lifecycle Long Range Fund, a series of DWS Advisor Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	February 20, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        February 20, 2008